Cash and short-term deposits (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Cash and Short-term Deposits

	December 31,
	2021	2020
	£’000s	£’000s
Cash	93,727	22,922
Short-term deposits	569	547

Total	94,296	23,469